Segment reporting (Details 1 - Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 Customer	Dec. 31, 2020 BRL (R$)	Nov. 30, 2021 BRL (R$)	Jul. 31, 2021 BRL (R$)
Customer concentrations risk | Customer one
Segment reporting
Number of customers | Customer	1
Percentage of entity's consolidated revenue	13.00%	9.80%
Customer concentrations risk | Customer one | Minimum
Segment reporting
Percentage of entity's consolidated revenue	10.00%
Rodati Motors Corporation
Segment reporting
Acquired digital platform		R$ 54,521
Intangible assets - Customer portfolio		R$ 1,975
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Segment reporting
Acquired digital platform				R$ 58,489
Intangible assets - Customer portfolio				1,482
Brazil | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Segment reporting
Acquired digital platform				84,415
Intangible assets - Customer portfolio				R$ 7,068
Brazil | Sensedata Tecnologia Ltda.
Segment reporting
Acquired digital platform			R$ 48,721
Intangible assets - Customer portfolio			R$ 720